Investments in Associates and Joint Ventures - Interests in Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Taxation	$ (128)	$ (108)	$ (189)
Profit (loss) for the year	150	(171)	80
Total comprehensive income (loss) for the year, net of tax	9	(17)	267
Immaterial associates
Disclosure of associates [line items]
Revenue	19	21	30
Operating costs and expenses	(4)	(11)	(38)
Taxation	(1)	2	(1)
Profit (loss) for the year	14	12	(9)
Total comprehensive income (loss) for the year, net of tax	$ 14	$ 12	$ (9)